May 1, 2023
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2023. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2023

General Information And History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
2

Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $7,100,627, $7,318,653 and $5,706,797 at December 31, 2022, 2021 and 2020.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $387,012.36, $402,082.60, and $404,905.84 in 2020, 2021 and 2022.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2022, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2022 and 2021, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2022 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.
3

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Separate Account's auditor since 1989.
/s/ KPMG LLP
Chicago, Illinois
April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.
4

Appendix
Statements of net assets as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio Class I-2
Allspring VT Discovery Fund
American Funds IS Washington Mutual Investor Fund Class 1
American Funds IS Washington Mutual Investor Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS International Growth & Income Fund Class 1
American Funds IS Managed Risk Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
American Funds IS Government Securities Class 1
BlackRock High Yield V.I. Fund Class I
BlackRock High Yield V.I. Fund Class III
BNY Mellon Small Cap Stock Index Portfolio Service Shares
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
Calvert VP SRI Balanced Portfolio Class I
Clearbridge Variable Small Cap Growth Portfolio Class I
DFA VA U.S. Targeted Value Portfolio
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2060 Portfolio Initial Class
Fidelity VIP Freedom 2065 Portfolio SC2
Fidelity VIP Freedom Income Portfolio Initial Class
Fidelity VIP FundsManager 20% Portfolio SC2
Fidelity VIP FundsManager 50% Portfolio SC2
Fidelity VIP FundsManager 60% Portfolio SC2
Fidelity VIP FundsManager 70% Portfolio SC2
Fidelity VIP FundsManager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
Goldman Sachs Government Money Market Fund Institutional Shares
Janus Henderson VIT Enterprise Portfolio Institutional Shares
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio VC Shares
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class
MFS VIT International Growth Portfolio SC
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
MFS VIT New Discovery Series Initial Class
Putnam VT Sustainable Leaders Fund IA Shares
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small-Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Selected Value Fund Investor Shares
Vanguard Small-Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
5

Vanguard VIF REIT Index Portfolio
Vanguard VIF Short-Term Investment Grade Bond
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Wilshire VIT Global Allocation Fund
Statements of net assets as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for the period from May 1, 2021 (inception) to December 31, 2022.
Fidelity VIP Investment Grade Bond Portfolio Initial Class
6

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
ASSETS
Investments at market value	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
TOTAL ASSETS	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
NET ASSETS
Active Contracts	$214,935	$32,818,316	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
Payout Contracts	$–	$165,142	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
INVESTMENTS
Cost of investments	$364,821	$51,531,887	$3,604,095	$31,334,611	$49,800,701	$3,107,381	$9,968,804	$1,042,444
Unrealized appreciation (depreciation) on investments	$(149,886)	$(18,548,429)	$(428,527)	$(2,584,541)	$(7,654,963)	$(1,066,222)	$(700,128)	$(216,786)
Number of shares in underlying mutual funds	15,712	1,936,786	250,242	2,329,827	572,321	228,318	766,640	37,025
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	59,863	–	223,150	32,794	–	110,955	–
M&E Rate .0125	6,823	592,784	150,379	898,855	185,813	121,640	481,590	30,459
M&E Rate .0145	–	622	–	2,234	463	–	2,069	–
M&E Rate .0155	–	1,866	–	758	436	–	278	–
M&E Rate .0165	–	3,065	–	6,922	1,740	–	2,518	–
Retired Payout	–	9,697	–	–	–	–	–	–
Total Units	6,823	667,897	150,379	1,131,919	221,246	121,640	597,410	30,459
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$52.30	$–	$25.95	$194.93	$–	$15.85	$–
M&E Rate .0125	$31.50	$49.64	$21.12	$25.27	$189.80	$16.78	$15.44	$27.11
M&E Rate .0145	$–	$48.59	$–	$24.73	$186.08	$–	$15.01	$–
M&E Rate .0155	$–	$47.78	$–	$24.50	$184.41	$–	$14.73	$–
M&E Rate .0165	$–	$47.06	$–	$24.38	$183.04	$–	$14.88	$–
Retired Payout	$–	$17.03	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,579	$257,679,527	$7,371,171	$2,571,460
TOTAL ASSETS	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,579	$257,679,527	$7,371,171	$2,571,460
NET ASSETS
Active Contracts	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,440,666	$257,679,527	$7,371,171	$2,571,460
Payout Contracts	$–	$–	$–	$–	$141,914	$–	$–	$–
TOTAL NET ASSETS	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,580	$257,679,527	$7,371,171	$2,571,460
INVESTMENTS
Cost of investments	$16,908,180	$2,712,874	$1,785,025	$1,889,700	$140,289,034	$251,321,140	$8,748,702	$3,604,773
Unrealized appreciation (depreciation) on investments	$(1,064,353)	$(333,264)	$(209,922)	$(222,867)	$2,293,546	$6,358,387	$(1,377,531)	$(1,033,313)
Number of shares in underlying mutual funds	725,450	238,199	244,202	258,424	8,260,868	2,363,165	3,560,952	101,921
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	63,834	–	–	36,637	187,113	62,254	–	6,976
M&E Rate .0125	456,270	203,671	196,076	172,516	3,189,264	1,381,864	2,846,090	65,130
M&E Rate .0145	1,694	–	–	118	6,919	2,225	–	32
M&E Rate .0155	1,755	–	–	22	4,678	2,760	–	3,144
M&E Rate .0165	4,799	–	–	90	5,569	3,608	–	2,065
Retired Payout	–	–	–	–	8,222	–	–	–
Total Units	528,352	203,671	196,076	209,383	3,401,765	1,452,711	2,846,090	77,347
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$30.71	$–	$–	$8.12	$43.64	$184.52	$–	$33.63
M&E Rate .0125	$29.90	$11.68	$8.08	$7.98	$41.89	$177.09	$2.59	$33.23
M&E Rate .0145	$29.59	$–	$–	$7.79	$40.43	$176.08	$–	$33.26
M&E Rate .0155	$29.02	$–	$–	$7.67	$39.93	$172.09	$–	$32.88
M&E Rate .0165	$28.82	$–	$–	$7.62	$39.38	$168.22	$–	$33.01
Retired Payout	$–	$–	$–	$–	$17.26	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
TOTAL ASSETS	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
NET ASSETS
Active Contracts	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
INVESTMENTS
Cost of investments	$651,826	$3,028,319	$997,810	$2,186,709	$14,310,483	$1,711,591	$1,976,718	$27,334,429
Unrealized appreciation (depreciation) on investments	$31,421	$(547,831)	$(204,770)	$(330,393)	$(1,518,943)	$(295,411)	$(254,599)	$(1,315,509)
Number of shares in underlying mutual funds	33,264	227,986	68,602	135,201	941,246	103,220	75,831	1,156,911
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	44,173	–	–	85,755	–	–	61,967
M&E Rate .0125	24,064	109,543	49,384	108,795	620,143	80,929	60,862	805,824
M&E Rate .0145	–	8	–	–	5,272	–	–	4,032
M&E Rate .0155	–	8	–	–	745	–	–	1,566
M&E Rate .0165	–	1,095	–	–	5,288	–	–	5,253
Retired Payout	–	–	–	–	–	–	–	–
Total Units	24,064	154,827	49,384	108,795	717,203	80,929	60,862	878,642
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$16.31	$–	$–	$18.21	$–	$–	$30.23
M&E Rate .0125	$28.39	$15.91	$16.06	$17.06	$17.79	$17.50	$28.30	$29.57
M&E Rate .0145	$–	$16.12	$–	$–	$17.51	$–	$–	$29.26
M&E Rate .0155	$–	$15.49	$–	$–	$17.43	$–	$–	$28.97
M&E Rate .0165	$–	$15.61	$–	$–	$17.24	$–	$–	$28.71
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
TOTAL ASSETS	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
NET ASSETS
Active Contracts	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
INVESTMENTS
Cost of investments	$454,170	$969,548	$19,403,956	$416,973	$103,434	$519,084	$8,809	$106,852
Unrealized appreciation (depreciation) on investments	$(49,166)	$(104,578)	$(447,183)	$(58,316)	$(9,908)	$(101,907)	$(1,871)	$(18,344)
Number of shares in underlying mutual funds	18,776	39,769	879,257	18,262	8,549	38,238	641	8,326
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	47,252	–	13	63	–	45
M&E Rate .0125	14,679	31,652	608,439	14,490	7,649	25,118	568	7,256
M&E Rate .0145	–	–	57	–	13	9,356	–	13
M&E Rate .0155	–	–	5	–	13	13	–	13
M&E Rate .0165	–	–	2,281	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	14,679	31,652	658,034	14,490	7,701	34,563	568	7,340
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$29.45	$–	$12.46	$12.28	$–	$12.31
M&E Rate .0125	$27.59	$27.33	$28.76	$24.75	$12.15	$12.12	$12.22	$12.06
M&E Rate .0145	$–	$–	$28.77	$–	$11.98	$11.95	$–	$11.85
M&E Rate .0155	$–	$–	$28.05	$–	$11.96	$11.86	$–	$11.83
M&E Rate .0165	$–	$–	$27.94	$–	$11.95	$11.86	$–	$11.82
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
TOTAL ASSETS	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
NET ASSETS
Active Contracts	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,845,580	$984,489
Payout Contracts	$–	$–	$–	$–	$–	$–	$107,761	$–
TOTAL NET ASSETS	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
INVESTMENTS
Cost of investments	$3,245,963	$4,558,102	$13,074,116	$51,491,454	$47,420,861	$31,001,213	$365,946,050	$1,096,515
Unrealized appreciation (depreciation) on investments	$(467,831)	$(448,581)	$(1,971,917)	$(8,500,675)	$(5,915,709)	$(4,460,683)	$200,007,291	$(112,026)
Number of shares in underlying mutual funds	261,841	410,542	1,079,980	4,970,032	3,889,892	2,551,974	1,530,845	91,156
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	307	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	129,363	106,750	233,582	289,803	100,104	63,240	–
M&E Rate .0125	228,449	202,657	570,027	2,537,240	2,037,022	1,322,954	1,134,925	83,667
M&E Rate .0145	–	2,786	11,987	20,962	1,975	671	2,668	–
M&E Rate .0155	–	23	5,774	4,720	1,068	214	1,974	–
M&E Rate .0165	–	23	19,305	12,874	43,953	6,408	3,879	–
Retired Payout	–	–	–	–	–	–	291	–
Total Units	228,449	334,852	713,843	2,809,378	2,373,821	1,430,351	1,207,284	83,667
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$425.71	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$12.44	$15.89	$15.64	$17.86	$18.96	$484.69	$–
M&E Rate .0125	$12.16	$12.17	$15.51	$15.28	$17.44	$18.53	$468.15	$11.77
M&E Rate .0145	$–	$12.11	$15.17	$15.06	$17.20	$18.39	$448.29	$–
M&E Rate .0155	$–	$12.02	$15.29	$15.06	$17.20	$18.27	$443.89	$–
M&E Rate .0165	$–	$12.03	$15.19	$14.88	$16.98	$18.15	$432.62	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$369.70	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
ASSETS
Investments at market value	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
TOTAL ASSETS	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
NET ASSETS
Active Contracts	$33,871,444	$63,297,345	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
Payout Contracts	$22,756	$134,514	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
INVESTMENTS
Cost of investments	$40,812,917	$55,041,728	$22,291,710	$14,484,626	$419,663	$39,870,654	$4,354,166	$11,088,900
Unrealized appreciation (depreciation) on investments	$(6,918,717)	$8,390,131	$(3,168,658)	$–	$(61,210)	$4,530,855	$(626,272)	$(3,517,891)
Number of shares in underlying mutual funds	3,237,270	2,958,576	1,178,980	14,484,626	5,152	1,405,556	169,913	341,806
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	179,051	111,646	96,665	1,150,807	–	47,738	12,886	25,838
M&E Rate .0125	1,386,975	1,715,627	781,506	13,206,678	3,526	778,331	88,444	154,851
M&E Rate .0145	12,294	5,759	3,361	54,380	–	214	62	204
M&E Rate .0155	3,306	3,992	2,603	129,569	–	2,377	163	378
M&E Rate .0165	18,181	7,858	6,184	148,769	–	1,438	120	3,451
Retired Payout	2,173	6,274	–	–	–	–	–	–
Total Units	1,601,980	1,851,156	890,319	14,690,203	3,526	830,098	101,675	184,722
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$22.51	$36.56	$21.93	$1.01	$–	$55.57	$37.43	$42.07
M&E Rate .0125	$21.14	$34.22	$21.43	$0.98	$101.66	$53.37	$36.56	$40.85
M&E Rate .0145	$15.83	$29.64	$20.91	$1.00	$–	$52.93	$36.06	$40.19
M&E Rate .0155	$15.57	$29.17	$20.96	$1.00	$–	$52.42	$35.86	$39.71
M&E Rate .0165	$15.32	$28.66	$20.84	$1.00	$–	$51.90	$35.51	$39.30
Retired Payout	$10.47	$21.44	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
TOTAL ASSETS	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
NET ASSETS
Active Contracts	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
INVESTMENTS
Cost of investments	$993,357	$2,861,700	$538,951	$5,417,390	$2,570,106	$4,447,866	$3,819,744	$4,330,863
Unrealized appreciation (depreciation) on investments	$(190,463)	$(303,094)	$(24,256)	$302,961	$(955,217)	$(791,357)	$(1,212,448)	$(889,855)
Number of shares in underlying mutual funds	91,446	194,571	56,006	631,385	142,784	107,323	84,269	100,292
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	11,858	–	55,750	–	–	–	–
M&E Rate .0125	43,494	142,053	40,645	295,772	78,855	77,594	68,959	95,405
M&E Rate .0145	–	1,502	–	10	–	–	–	–
M&E Rate .0155	–	412	–	1,071	–	–	–	–
M&E Rate .0165	–	7	–	1,229	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	43,494	155,832	40,645	353,832	78,855	77,594	68,959	95,405
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$16.61	$–	$16.49	$–	$–	$–	$–
M&E Rate .0125	$18.46	$16.40	$12.66	$16.11	$20.48	$47.12	$37.81	$36.07
M&E Rate .0145	$–	$16.51	$–	$15.58	$–	$–	$–	$–
M&E Rate .0155	$–	$16.25	$–	$15.76	$–	$–	$–	$–
M&E Rate .0165	$–	$16.20	$–	$15.69	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
TOTAL ASSETS	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
NET ASSETS
Active Contracts	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
INVESTMENTS
Cost of investments	$16,928,732	$1,802,034	$1	$32,523,241	$1,559,173	$13,709,056	$4,386,637	$2,989,388
Unrealized appreciation (depreciation) on investments	$237,243	$(336,588)	$–	$(8,210,897)	$(292,951)	$(4,208,939)	$(694,655)	$(12,414)
Number of shares in underlying mutual funds	525,275	92,809	–	394,617	179,098	205,053	458,631	271,374
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	357,442	71,694	–	287,784	173,230	114,620	419,684	256,172
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	357,442	71,694	–	287,784	173,230	114,620	419,684	256,172
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$48.02	$20.44	$–	$84.48	$7.31	$82.88	$8.80	$11.62
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
TOTAL ASSETS	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
NET ASSETS
Active Contracts	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
INVESTMENTS
Cost of investments	$3,886,995	$3,319,984	$266,287	$4,815,924	$98,572,199	$16,457,927	$5,776,356	$19,990,179
Unrealized appreciation (depreciation) on investments	$(270,877)	$(405,354)	$(46,642)	$(890,833)	$13,293,440	$(407,399)	$(646,471)	$(531,878)
Number of shares in underlying mutual funds	75,493	266,420	16,703	307,368	315,906	1,187,169	158,281	192,943
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	41,381	–	–	–	–
M&E Rate .0125	59,204	225,941	15,179	168,965	306,365	1,072,292	143,520	192,195
M&E Rate .0145	–	–	–	1,115	–	–	–	–
M&E Rate .0155	–	–	–	3,169	–	–	–	–
M&E Rate .0165	–	–	–	3,175	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	59,204	225,941	15,179	217,805	306,365	1,072,292	143,520	192,195
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$18.63	$–	$–	$–	$–
M&E Rate .0125	$61.08	$12.90	$14.47	$17.91	$365.14	$14.97	$35.74	$101.24
M&E Rate .0145	$–	$–	$–	$17.44	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$17.20	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$17.01	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
ASSETS
Investments at market value	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
TOTAL ASSETS	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
NET ASSETS
Active Contracts	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
INVESTMENTS
Cost of investments	$2,329,626	$13,194,354	$16,874,664	$8,537,888	$8,162,735	$18,082,026	$13,120,986	$29,826,393
Unrealized appreciation (depreciation) on investments	$–	$(1,419,860)	$(5,250,203)	$(472,655)	$(301,572)	$1,093,244	$(2,777,026)	$(4,700,305)
Number of shares in underlying mutual funds	2,329,626	2,286,309	617,994	69,010	314,698	218,049	407,885	1,506,360
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,343,743	1,841,581	349,061	59,346	188,440	215,427	293,732	1,193,023
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,343,743	1,841,581	349,061	59,346	188,440	215,427	293,732	1,193,023
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$0.99	$6.40	$33.30	$135.90	$41.72	$89.01	$35.22	$21.06
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
ASSETS
Investments at market value	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
TOTAL ASSETS	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
NET ASSETS
Active Contracts	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
INVESTMENTS
Cost of investments	$41,222,455	$39,185,898	$35,334,227	$27,279,484	$27,766,496	$3,449,173	$3,597,470	$15,840,541
Unrealized appreciation (depreciation) on investments	$(6,520,534)	$(6,038,047)	$(5,764,071)	$(2,964,888)	$(2,579,138)	$(430,130)	$(399,388)	$(2,191,475)
Number of shares in underlying mutual funds	1,106,214	1,713,067	869,710	1,065,495	666,332	71,592	82,361	1,115,120
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	894,698	1,360,674	690,015	885,181	568,886	64,584	77,458	943,804
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	894,698	1,360,674	690,015	885,181	568,886	64,584	77,458	943,804
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$38.79	$24.36	$42.85	$27.47	$44.27	$46.75	$41.29	$14.46
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
ASSETS
Investments at market value	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
TOTAL ASSETS	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
NET ASSETS
Active Contracts	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
INVESTMENTS
Cost of investments	$22,787,746	$10,371,780	$4,302,813	$2,094,814	$4,230,471	$1,298,155	$1,645,922	$1,103,562
Unrealized appreciation (depreciation) on investments	$(3,318,092)	$(377,025)	$(652,009)	$(490,285)	$(425,213)	$(141,391)	$(93,187)	$(241,200)
Number of shares in underlying mutual funds	2,053,761	196,980	204,756	71,249	177,982	100,326	156,526	58,347
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	4,237	–	–	–	–	–
M&E Rate .0125	1,912,180	167,137	190,979	50,637	121,633	78,792	153,731	30,102
M&E Rate .0145	–	–	865	–	–	–	–	–
M&E Rate .0155	–	–	6	–	–	–	–	–
M&E Rate .0165	–	–	33	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,912,180	167,137	196,120	50,637	121,633	78,792	153,731	30,102
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$18.82	$–	$–	$–	$–	$–
M&E Rate .0125	$10.18	$59.80	$18.61	$31.69	$31.28	$14.68	$10.10	$28.65
M&E Rate .0145	$–	$–	$19.03	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$17.13	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$18.98	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$3,509,796	$413,210,447
TOTAL ASSETS	$3,509,796	$413,210,447
NET ASSETS
Active Contracts	$3,509,796	$411,944,786
Payout Contracts	$–	$1,265,661
TOTAL NET ASSETS	$3,509,796	$413,210,447
INVESTMENTS
Cost of investments	$4,074,152	$499,194,346
Unrealized appreciation (depreciation) on investments	$(564,356)	$(85,983,899)
Number of shares in underlying mutual funds	340,096	26,675,943
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	6,332
M&E Rate .0029	–	82,445
M&E Rate .0039	–	24,050
M&E Rate .0095	–	220,266
M&E Rate .0125	318,779	11,701,063
M&E Rate .0145	–	77,874
M&E Rate .0155	–	16,247
M&E Rate .0165	–	43,231
Retired Payout	–	81,708
Total Units	318,779	12,253,216
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$44.67
M&E Rate .0029	$–	$26.62
M&E Rate .0039	$–	$26.40
M&E Rate .0095	$–	$36.24
M&E Rate .0125	$11.01	$33.91
M&E Rate .0145	$–	$30.08
M&E Rate .0155	$–	$29.60
M&E Rate .0165	$–	$29.12
Retired Payout	$–	$15.49
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
INVESTMENT INCOME
Dividend income distribution	$–	$–	$67,998	$509,541	$50,004	$59,666	$215,229	$13,409
Investment Income	–	–	67,998	509,541	50,004	59,666	215,229	13,409
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	7,706	12,843,277	698,037	6,706,568	7,106,614	805,709	360,300	73,026
Net realized gain (loss) on investments	(11,596)	(1,259,549)	67,476	251,318	1,080,940	(25,968)	9,160	(5,302)
Net change in unrealized appreciation (depreciation) on investments	(118,547)	(31,880,960)	(1,112,483)	(10,305,739)	(26,912,471)	(1,098,037)	(2,135,060)	(292,263)
Net gain (loss) on investments	(122,437)	(20,297,232)	(346,970)	(3,347,853)	(18,724,917)	(318,296)	(1,765,600)	(224,539)
EXPENSES
Mortality and expense risk charge (Note 3)	(3,107)	(453,792)	(38,528)	(348,507)	(581,274)	(21,958)	(115,713)	(10,121)
Total Expenses	(3,107)	(453,792)	(38,528)	(348,507)	(581,274)	(21,958)	(115,713)	(10,121)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,544)	$(20,751,024)	$(317,500)	$(3,186,819)	$(19,256,187)	$(280,588)	$(1,666,084)	$(221,251)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$183,223	$95,615	$86,747	$87,983	$1,423,010	$2,524,622	$88,058	$–
Investment Income	183,223	95,615	86,747	87,983	1,423,010	2,524,622	88,058	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,496,165	–	–	–	19,054,707	28,574,492	698,300	55,353
Net realized gain (loss) on investments	288,938	(93,041)	(7,366)	(21,185)	1,128,165	2,993,402	62,030	(83,323)
Net change in unrealized appreciation (depreciation) on investments	(6,375,882)	(247,187)	(263,365)	(276,045)	(51,315,831)	(76,616,492)	(1,995,238)	(1,016,291)
Net gain (loss) on investments	(4,590,779)	(340,228)	(270,731)	(297,230)	(31,132,959)	(45,048,598)	(1,234,908)	(1,044,261)
EXPENSES
Mortality and expense risk charge (Note 3)	(197,913)	(26,854)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
Total Expenses	(197,913)	(26,854)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,605,469)	$(271,467)	$(204,324)	$(230,017)	$(31,605,178)	$(45,879,280)	$(1,232,425)	$(1,078,240)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$8,604	$50,508	$17,066	$41,100	$245,664	$29,133	$31,227	$405,353
Investment Income	8,604	50,508	17,066	41,100	245,664	29,133	31,227	405,353
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	50,963	268,035	76,888	135,276	887,276	101,352	135,363	1,983,214
Net realized gain (loss) on investments	14,956	(46,319)	(3,913)	7,694	197,007	(912)	10,482	480,690
Net change in unrealized appreciation (depreciation) on investments	(97,267)	(713,156)	(232,715)	(584,211)	(3,878,802)	(412,054)	(552,858)	(8,447,387)
Net gain (loss) on investments	(31,348)	(491,440)	(159,740)	(441,241)	(2,794,519)	(311,614)	(407,013)	(5,983,483)
EXPENSES
Mortality and expense risk charge (Note 3)	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
Total Expenses	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,128)	$(471,678)	$(152,732)	$(425,438)	$(2,711,984)	$(300,424)	$(398,768)	$(5,907,966)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$6,913	$13,765	$275,321	$5,858	$1,315	$5,054	$99	$1,052
Investment Income	6,913	13,765	275,321	5,858	1,315	5,054	99	1,052
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	35,552	52,466	1,641,485	25,616	187	21,343	1,362	4,954
Net realized gain (loss) on investments	3,282	1,763	214,377	(1,322)	(48)	(4,661)	(5,172)	(205)
Net change in unrealized appreciation (depreciation) on investments	(133,819)	(243,534)	(6,255,099)	(99,172)	(10,202)	(104,045)	(1,728)	(24,951)
Net gain (loss) on investments	(94,985)	(189,305)	(4,399,237)	(74,878)	(10,063)	(87,363)	(5,538)	(20,202)
EXPENSES
Mortality and expense risk charge (Note 3)	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
Total Expenses	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(93,239)	$(186,582)	$(4,359,964)	$(73,326)	$(9,727)	$(87,600)	$(5,678)	$(20,286)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$66,848	$93,536	$219,429	$762,532	$644,544	$271,616	$7,421,217	$22,959
Investment Income	66,848	93,536	219,429	762,532	644,544	271,616	7,421,217	22,959
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	100,821	290,209	1,997,714	8,134,314	8,015,631	5,903,436	4,890,919	25,637
Net realized gain (loss) on investments	(87,062)	(41,954)	(101,910)	(1,059,166)	(48,507)	(120,842)	18,101,650	(48,382)
Net change in unrealized appreciation (depreciation) on investments	(457,186)	(813,471)	(3,965,277)	(15,964,153)	(16,545,695)	(11,726,811)	(163,735,517)	(95,626)
Net gain (loss) on investments	(443,427)	(565,216)	(2,069,473)	(8,889,005)	(8,578,571)	(5,944,217)	(140,742,948)	(118,371)
EXPENSES
Mortality and expense risk charge (Note 3)	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
Total Expenses	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(411,518)	$(521,916)	$(1,992,828)	$(8,690,688)	$(8,465,221)	$(6,020,191)	$(140,931,490)	$(104,515)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
INVESTMENT INCOME
Dividend income distribution	$761,459	$565,396	$246,843	$233,641	$776	$255,611	$34,976	$–
Investment Income	761,459	565,396	246,843	233,641	776	255,611	34,976	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	2,011,596	607,054	675,298	–	62,742	7,074,402	311,774	–
Net realized gain (loss) on investments	(615,261)	1,424,061	(156,102)	–	(2,243)	3,492,082	18,826	43,960
Net change in unrealized appreciation (depreciation) on investments	(7,596,709)	(23,106,598)	(8,131,680)	–	(137,988)	(21,584,785)	(931,220)	(4,329,935)
Net gain (loss) on investments	(6,200,374)	(21,075,483)	(7,612,484)	–	(77,489)	(11,018,301)	(600,620)	(4,285,975)
EXPENSES
Mortality and expense risk charge (Note 3)	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
Total Expenses	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,885,918)	$(21,314,737)	$(7,632,761)	$109,208	$(81,664)	$(11,363,723)	$(611,235)	$(4,388,216)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$6,209	$9,417	$5,091	$45,862	$–	$23,659	$–	$16,247
Investment Income	6,209	9,417	5,091	45,862	–	23,659	–	16,247
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	184,941	140,833	42,437	482,081	484,572	420,869	137,968	23,334
Net realized gain (loss) on investments	(2,978)	(3,439)	16,438	81,751	(196,100)	50,230	43,031	(32,849)
Net change in unrealized appreciation (depreciation) on investments	(343,683)	(514,272)	(114,527)	(1,141,142)	(781,227)	(1,313,881)	(1,660,105)	(918,782)
Net gain (loss) on investments	(161,720)	(376,878)	(55,652)	(577,310)	(492,755)	(842,782)	(1,479,106)	(928,297)
EXPENSES
Mortality and expense risk charge (Note 3)	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
Total Expenses	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(165,204)	$(396,238)	$(56,957)	$(599,234)	$(510,708)	$(859,481)	$(1,515,733)	$(954,044)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$333,401	$26,860	$4,133	$–	$23,389	$–	$91,542	$67,001
Investment Income	333,401	26,860	4,133	–	23,389	–	91,542	67,001
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	729,123	57,836	–	834,953	–	428,720	–	2,281
Net realized gain (loss) on investments	82,170	(3,327)	11,684	91,166	(18,461)	(76,695)	(27,977)	20,360
Net change in unrealized appreciation (depreciation) on investments	(1,694,886)	(565,867)	–	(15,139,160)	(315,520)	(5,264,628)	(704,629)	(608,608)
Net gain (loss) on investments	(883,593)	(511,358)	11,684	(14,213,041)	(333,981)	(4,912,603)	(732,606)	(585,967)
EXPENSES
Mortality and expense risk charge (Note 3)	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
Total Expenses	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(753,743)	$(503,866)	$(54,488)	$(14,541,967)	$(327,153)	$(5,034,955)	$(691,020)	$(555,936)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$13,124	$102,143	$–	$–	$1,772,652	$434,068	$195,089	$212,309
Investment Income	13,124	102,143	–	–	1,772,652	434,068	195,089	212,309
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	169,730	39,257	–	–	–	–	–	–
Net realized gain (loss) on investments	12,321	(37,014)	(5,693)	(205,097)	1,298,051	(65,991)	(31,177)	264,737
Net change in unrealized appreciation (depreciation) on investments	(985,520)	(446,822)	(5,450)	(36,264)	(25,573,289)	(2,896,764)	(1,157,507)	(6,514,643)
Net gain (loss) on investments	(803,469)	(444,579)	(11,143)	(241,361)	(24,275,238)	(2,962,755)	(1,188,684)	(6,249,906)
EXPENSES
Mortality and expense risk charge (Note 3)	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
Total Expenses	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(837,330)	$(380,330)	$(13,900)	$(291,979)	$(23,881,141)	$(2,717,020)	$(1,056,561)	$(6,277,467)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$33,458	$616,018	$30,268	$297,890	$122,024	$277,126	$254,619	$538,998
Investment Income	33,458	616,018	30,268	297,890	122,024	277,126	254,619	538,998
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	793,355	–	237,541	184,428
Net realized gain (loss) on investments	–	(172,639)	(444,038)	157,138	(16,685)	193,447	(210,927)	(33,466)
Net change in unrealized appreciation (depreciation) on investments	–	(1,682,989)	(4,269,263)	(3,161,568)	(1,536,282)	(4,092,671)	(1,984,853)	(4,517,363)
Net gain (loss) on investments	–	(1,855,628)	(4,713,301)	(3,004,430)	(759,612)	(3,899,224)	(1,958,239)	(4,366,401)
EXPENSES
Mortality and expense risk charge (Note 3)	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
Total Expenses	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,824	$(1,393,175)	$(4,836,039)	$(2,814,446)	$(734,777)	$(3,852,851)	$(1,838,123)	$(4,112,532)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$693,398	$670,544	$604,028	$502,806	$523,223	$61,866	$65,193	$357,688
Investment Income	693,398	670,544	604,028	502,806	523,223	61,866	65,193	357,688
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	163,266	202,130	145,754	147,490	62,702	2,634	–	50,452
Net realized gain (loss) on investments	(92,516)	(30,163)	(17,529)	56,115	45,462	(9,539)	1,691	(204,832)
Net change in unrealized appreciation (depreciation) on investments	(6,653,891)	(6,559,901)	(6,034,888)	(4,940,623)	(5,003,376)	(373,192)	(461,453)	(2,067,860)
Net gain (loss) on investments	(6,583,141)	(6,387,934)	(5,906,663)	(4,737,018)	(4,895,212)	(380,097)	(459,762)	(2,222,240)
EXPENSES
Mortality and expense risk charge (Note 3)	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
Total Expenses	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,307,763)	$(6,110,011)	$(5,654,662)	$(4,514,451)	$(4,661,393)	$(344,175)	$(424,515)	$(2,036,008)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$477,085	$134,192	$101,440	$21,110	$43,027	$24,808	$20,514	$2,641
Investment Income	477,085	134,192	101,440	21,110	43,027	24,808	20,514	2,641
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	15,316	448,704	37,464	312,945	408,181	56,033	9,791	283,189
Net realized gain (loss) on investments	(76,737)	386,805	(115,235)	(5,358)	(5,036)	12,162	(27,273)	(49,693)
Net change in unrealized appreciation (depreciation) on investments	(3,279,174)	(3,098,336)	(557,702)	(940,751)	(1,260,856)	(494,116)	(79,777)	(548,782)
Net gain (loss) on investments	(3,340,595)	(2,262,827)	(635,473)	(633,164)	(857,711)	(425,921)	(97,259)	(315,286)
EXPENSES
Mortality and expense risk charge (Note 3)	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
Total Expenses	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,112,807)	$(2,256,152)	$(580,221)	$(632,101)	$(862,215)	$(417,077)	$(94,322)	$(324,688)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$73,812	$15,752,612
Investment Income	73,812	15,752,612
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	26,191	55,967,635
Net realized gain (loss) on investments	(92,086)	(1,740,815)
Net change in unrealized appreciation (depreciation) on investments	(525,661)	(164,401,078)
Net gain (loss) on investments	(591,556)	(110,174,258)
EXPENSES
Mortality and expense risk charge (Note 3)	(45,110)	(5,538,679)
Total Expenses	(45,110)	(5,538,679)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(562,854)	$(99,960,325)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$–	$–	$67,998	$509,541	$50,004	$59,666	$215,229	$13,409
Capital gain distribution	7,706	12,843,277	698,037	6,706,568	7,106,614	805,709	360,300	73,026
Net realized gain (loss) on investments	(11,596)	(1,259,549)	67,476	251,318	1,080,940	(25,968)	9,160	(5,302)
Net change in unrealized appreciation (depreciation) on investments	(118,547)	(31,880,960)	(1,112,483)	(10,305,739)	(26,912,471)	(1,098,037)	(2,135,060)	(292,263)
Mortality and expense risk charge (Note 3)	(3,107)	(453,792)	(38,528)	(348,507)	(581,274)	(21,958)	(115,713)	(10,121)
Net increase (decrease) in net assets resulting from operations	(125,544)	(20,751,024)	(317,500)	(3,186,819)	(19,256,187)	(280,588)	(1,666,084)	(221,251)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	13,736	1,415,562	500,922	1,433,230	2,258,934	428,925	471,037	78,637
Net transfer from (to) fixed accumulation account	(7,205)	151,759	230,927	(388,152)	(758,610)	178,365	61,742	24,825
Transfer between funds	13,513	864,200	(97,189)	283,229	810,018	54,947	210,567	47,905
Payments to contract owners	(12,532)	(2,493,667)	(320,857)	(2,384,315)	(3,860,546)	(84,944)	(733,744)	(41,673)
Annual maintenance charge (Note 3)	(145)	(1,915)	(1,080)	(14,027)	(21,494)	(1,950)	(3,181)	(278)
Surrender charges (Note 3)	–	(3,121)	–	(4,906)	(7,201)	–	(1,409)	–
Mortality guarantee adjustment	–	(1,643)	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	7,367	(68,825)	312,723	(1,074,941)	(1,578,899)	575,343	5,012	109,416
TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,177)	(20,819,849)	(4,777)	(4,261,760)	(20,835,086)	294,755	(1,661,072)	(111,835)
Net Assets:
Beginning of period	333,112	53,803,307	3,180,345	33,011,830	62,980,824	1,746,404	10,929,748	937,493
End of period	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$183,223	$95,615	$86,747	$87,983	$1,423,010	$2,524,622	$88,058	$–
Capital gain distribution	1,496,165	–	–	–	19,054,707	28,574,492	698,300	55,353
Net realized gain (loss) on investments	288,938	(93,041)	(7,366)	(21,185)	1,128,165	2,993,402	62,030	(83,323)
Net change in unrealized appreciation (depreciation) on investments	(6,375,882)	(247,187)	(263,365)	(276,045)	(51,315,831)	(76,616,492)	(1,995,238)	(1,016,291)
Mortality and expense risk charge (Note 3)	(197,913)	(26,854)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
Net increase (decrease) in net assets resulting from operations	(4,605,469)	(271,467)	(204,324)	(230,017)	(31,605,178)	(45,879,280)	(1,232,425)	(1,078,240)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	989,248	978,287	142,357	74,034	4,442,889	7,685,933	1,444,511	125,755
Net transfer from (to) fixed accumulation account	36,925	4,973	48,674	(1,708)	(2,233,356)	(4,623,824)	423,698	73,718
Transfer between funds	503,658	(62,517)	(22,155)	278,830	(569,256)	(1,745,927)	270,791	56,222
Payments to contract owners	(869,569)	(408,550)	(129,705)	(178,091)	(8,715,758)	(15,331,548)	(387,149)	(217,417)
Annual maintenance charge (Note 3)	(952)	(1,779)	(620)	(225)	(13,328)	(39,532)	(4,154)	(125)
Surrender charges (Note 3)	(2,260)	–	–	(5)	(4,969)	(6,898)	–	(63)
Mortality guarantee adjustment	–	–	–	–	3,573	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	657,050	510,414	38,551	172,835	(7,090,205)	(14,061,796)	1,747,697	38,090
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,948,419)	238,947	(165,773)	(57,182)	(38,695,383)	(59,941,076)	515,272	(1,040,150)
Net Assets:
Beginning of period	19,792,246	2,140,663	1,740,876	1,724,015	181,277,963	317,620,603	6,855,899	3,611,610
End of period	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,580	$257,679,527	$7,371,171	$2,571,460
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$8,604	$50,508	$17,066	$41,100	$245,664	$29,133	$31,227	$405,353
Capital gain distribution	50,963	268,035	76,888	135,276	887,276	101,352	135,363	1,983,214
Net realized gain (loss) on investments	14,956	(46,319)	(3,913)	7,694	197,007	(912)	10,482	480,690
Net change in unrealized appreciation (depreciation) on investments	(97,267)	(713,156)	(232,715)	(584,211)	(3,878,802)	(412,054)	(552,858)	(8,447,387)
Mortality and expense risk charge (Note 3)	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
Net increase (decrease) in net assets resulting from operations	(30,128)	(471,678)	(152,732)	(425,438)	(2,711,984)	(300,424)	(398,768)	(5,907,966)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	158,584	120,405	91,580	263,771	1,225,693	563,088	430,859	2,085,879
Net transfer from (to) fixed accumulation account	55,589	(34,214)	7,736	(234,955)	(766,924)	(26,611)	(6,799)	(502,793)
Transfer between funds	(35,655)	(50,320)	7,501	(111)	802,383	5,091	(10,852)	489,486
Payments to contract owners	(23,171)	(48,340)	(34,863)	(132,929)	(1,397,672)	(278,098)	(114,191)	(1,225,389)
Annual maintenance charge (Note 3)	(204)	(800)	(412)	(948)	(6,307)	(807)	(906)	(13,917)
Surrender charges (Note 3)	–	–	–	–	(9,561)	–	–	(9,263)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	155,143	(13,269)	71,542	(105,172)	(152,388)	262,663	298,111	824,003
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,015	(484,947)	(81,190)	(530,610)	(2,864,372)	(37,761)	(100,657)	(5,083,963)
Net Assets:
Beginning of period	558,232	2,965,435	874,230	2,386,926	15,655,912	1,453,941	1,822,776	31,102,883
End of period	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$6,913	$13,765	$275,321	$5,858	$1,315	$5,054	$99	$1,052
Capital gain distribution	35,552	52,466	1,641,485	25,616	187	21,343	1,362	4,954
Net realized gain (loss) on investments	3,282	1,763	214,377	(1,322)	(48)	(4,661)	(5,172)	(205)
Net change in unrealized appreciation (depreciation) on investments	(133,819)	(243,534)	(6,255,099)	(99,172)	(10,202)	(104,045)	(1,728)	(24,951)
Mortality and expense risk charge (Note 3)	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
Net increase (decrease) in net assets resulting from operations	(93,239)	(186,582)	(4,359,964)	(73,326)	(9,727)	(87,600)	(5,678)	(20,286)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,287	462,805	1,849,171	55,321	104,184	45,142	1,350	776
Net transfer from (to) fixed accumulation account	5,406	(6,042)	(124,129)	1,155	(1,876)	3,475	(16,639)	8,182
Transfer between funds	(20,462)	(1)	(76,444)	22,196	–	92,010	–	53,596
Payments to contract owners	–	(30,356)	(434,126)	(10,934)	–	(9,827)	–	(2,965)
Annual maintenance charge (Note 3)	(402)	(263)	(20,704)	(555)	–	(275)	(140)	–
Surrender charges (Note 3)	–	–	(8,096)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	6,829	426,143	1,185,672	67,183	102,308	130,525	(15,429)	59,589
TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,410)	239,561	(3,174,292)	(6,143)	92,581	42,925	(21,107)	39,303
Net Assets:
Beginning of period	491,414	625,409	22,131,065	364,800	945	374,252	28,045	49,205
End of period	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$66,848	$93,536	$219,429	$762,532	$644,544	$271,616	$7,421,217	$22,959
Capital gain distribution	100,821	290,209	1,997,714	8,134,314	8,015,631	5,903,436	4,890,919	25,637
Net realized gain (loss) on investments	(87,062)	(41,954)	(101,910)	(1,059,166)	(48,507)	(120,842)	18,101,650	(48,382)
Net change in unrealized appreciation (depreciation) on investments	(457,186)	(813,471)	(3,965,277)	(15,964,153)	(16,545,695)	(11,726,811)	(163,735,517)	(95,626)
Mortality and expense risk charge (Note 3)	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
Net increase (decrease) in net assets resulting from operations	(411,518)	(521,916)	(1,992,828)	(8,690,688)	(8,465,221)	(6,020,191)	(140,931,490)	(104,515)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	493,641	187,187	794,173	2,853,850	2,881,340	2,029,914	16,997,278	493,182
Net transfer from (to) fixed accumulation account	(267,771)	7,984	(221,469)	(665,938)	(679,362)	(212,221)	(9,256,394)	98,555
Transfer between funds	13,871	270,422	(47,759)	(1,116,086)	(449,108)	(394,266)	(3,096,442)	40,144
Payments to contract owners	(189,980)	(763,268)	(855,644)	(3,080,249)	(2,003,262)	(2,016,136)	(34,178,795)	(25,519)
Annual maintenance charge (Note 3)	(1,232)	(1,625)	(8,462)	(32,926)	(29,017)	(21,891)	(219,305)	(444)
Surrender charges (Note 3)	–	(353)	(2,059)	(6,405)	(6,192)	(7,539)	(16,369)	–
Mortality guarantee adjustment	–	–	–	–	–	–	2,881	–
Net increase (decrease) in net assets resulting from contract owners; transactions	48,529	(299,653)	(341,220)	(2,047,754)	(285,601)	(622,139)	(29,767,146)	605,918
TOTAL INCREASE (DECREASE) IN NET ASSETS	(362,989)	(821,569)	(2,334,048)	(10,738,442)	(8,750,822)	(6,642,330)	(170,698,636)	501,403
Net Assets:
Beginning of period	3,141,121	4,931,090	13,436,247	53,729,221	50,255,974	33,182,860	736,651,977	483,086
End of period	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
OPERATIONS
Investment Income	$761,459	$565,396	$246,843	$233,641	$776	$255,611	$34,976	$–
Capital gain distribution	2,011,596	607,054	675,298	–	62,742	7,074,402	311,774	–
Net realized gain (loss) on investments	(615,261)	1,424,061	(156,102)	–	(2,243)	3,492,082	18,826	43,960
Net change in unrealized appreciation (depreciation) on investments	(7,596,709)	(23,106,598)	(8,131,680)	–	(137,988)	(21,584,785)	(931,220)	(4,329,935)
Mortality and expense risk charge (Note 3)	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
Net increase (decrease) in net assets resulting from operations	(5,885,918)	(21,314,737)	(7,632,761)	109,208	(81,664)	(11,363,723)	(611,235)	(4,388,216)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,723,555	2,799,384	1,190,916	1,371,946	43,256	1,225,065	283,695	514,038
Net transfer from (to) fixed accumulation account	(832,548)	458,829	(87,211)	(653,254)	(3,698)	(1,629,265)	(19,449)	1,346
Transfer between funds	(199,083)	1,400,456	(87,581)	15,104,337	(8,893)	(116,779)	120,697	78,115
Payments to contract owners	(2,584,764)	(3,756,320)	(1,501,461)	(1,645,274)	(63,382)	(2,756,289)	(259,559)	(505,938)
Annual maintenance charge (Note 3)	(9,971)	(4,625)	(2,874)	(3,102)	(217)	(12,263)	(737)	(833)
Surrender charges (Note 3)	(2,907)	(3,868)	(3,468)	(4,219)	–	(2,684)	(352)	(1,231)
Mortality guarantee adjustment	1,030	2,957	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,904,688)	896,813	(491,679)	14,170,434	(32,934)	(3,292,215)	124,295	85,497
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,790,606)	(20,417,924)	(8,124,440)	14,279,642	(114,598)	(14,655,938)	(486,940)	(4,302,719)
Net Assets:
Beginning of period	41,684,806	83,849,783	27,247,492	204,984	473,051	59,057,447	4,214,834	11,873,728
End of period	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,209	$9,417	$5,091	$45,862	$–	$23,659	$–	$16,247
Capital gain distribution	184,941	140,833	42,437	482,081	484,572	420,869	137,968	23,334
Net realized gain (loss) on investments	(2,978)	(3,439)	16,438	81,751	(196,100)	50,230	43,031	(32,849)
Net change in unrealized appreciation (depreciation) on investments	(343,683)	(514,272)	(114,527)	(1,141,142)	(781,227)	(1,313,881)	(1,660,105)	(918,782)
Mortality and expense risk charge (Note 3)	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
Net increase (decrease) in net assets resulting from operations	(165,204)	(396,238)	(56,957)	(599,234)	(510,708)	(859,481)	(1,515,733)	(954,044)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	180,119	133,958	70,285	329,343	844,381	1,368,117	470,270	569,035
Net transfer from (to) fixed accumulation account	34,511	143,763	52,160	40,780	(45,109)	(102,908)	198,437	32,521
Transfer between funds	(8,719)	424,897	(28,251)	208,478	177,003	206,802	199,841	77,433
Payments to contract owners	(38,086)	(164,778)	(50,041)	(330,323)	(107,059)	(232,666)	(396,664)	(186,152)
Annual maintenance charge (Note 3)	(263)	(25)	(160)	(1,931)	(1,884)	(4,783)	(1,501)	(3,958)
Surrender charges (Note 3)	–	(8)	–	(937)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	167,562	537,807	43,993	245,410	867,332	1,234,562	470,383	488,879
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,358	141,569	(12,964)	(353,824)	356,624	375,081	(1,045,350)	(465,165)
Net Assets:
Beginning of period	800,536	2,417,037	527,659	6,074,175	1,258,265	3,281,428	3,652,646	3,906,173
End of period	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$333,401	$26,860	$4,133	$–	$23,389	$–	$91,542	$67,001
Capital gain distribution	729,123	57,836	–	834,953	–	428,720	–	2,281
Net realized gain (loss) on investments	82,170	(3,327)	11,684	91,166	(18,461)	(76,695)	(27,977)	20,360
Net change in unrealized appreciation (depreciation) on investments	(1,694,886)	(565,867)	–	(15,139,160)	(315,520)	(5,264,628)	(704,629)	(608,608)
Mortality and expense risk charge (Note 3)	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
Net increase (decrease) in net assets resulting from operations	(753,743)	(503,866)	(54,488)	(14,541,967)	(327,153)	(5,034,955)	(691,020)	(555,936)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,600,809	235,445	236,378	5,463,090	108,642	1,737,242	232,714	406,507
Net transfer from (to) fixed accumulation account	37,731	12,322	(964,380)	896,185	(8,809)	198,243	(50,764)	(18,717)
Transfer between funds	(513,172)	(31,914)	(16,619,389)	1,350,943	52,725	327,730	(56,102)	11,690
Payments to contract owners	(1,117,007)	(70,511)	(638,410)	(1,796,268)	(80,271)	(678,562)	(291,285)	(221,680)
Annual maintenance charge (Note 3)	(19,124)	(1,967)	(1,467)	(35,576)	(828)	(13,572)	(3,194)	(3,525)
Surrender charges (Note 3)	–	–	(443)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,989,237	143,375	(17,987,711)	5,878,374	71,459	1,571,081	(168,631)	174,275
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,235,494	(360,491)	(18,042,199)	(8,663,593)	(255,694)	(3,463,874)	(859,651)	(381,661)
Net Assets:
Beginning of period	15,930,481	1,825,937	18,042,200	32,975,937	1,521,916	12,963,991	4,551,633	3,358,635
End of period	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$13,124	$102,143	$–	$–	$1,772,652	$434,068	$195,089	$212,309
Capital gain distribution	169,730	39,257	–	–	–	–	–	–
Net realized gain (loss) on investments	12,321	(37,014)	(5,693)	(205,097)	1,298,051	(65,991)	(31,177)	264,737
Net change in unrealized appreciation (depreciation) on investments	(985,520)	(446,822)	(5,450)	(36,264)	(25,573,289)	(2,896,764)	(1,157,507)	(6,514,643)
Mortality and expense risk charge (Note 3)	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
Net increase (decrease) in net assets resulting from operations	(837,330)	(380,330)	(13,900)	(291,979)	(23,881,141)	(2,717,020)	(1,056,561)	(6,277,467)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	644,326	444,795	7,419	222,627	20,605,173	2,701,173	912,432	3,632,834
Net transfer from (to) fixed accumulation account	30,311	13,072	122	(159,077)	2,248,403	340,345	48,118	908,547
Transfer between funds	137,790	(82,690)	(2,089)	(215,920)	(13,108)	362,842	148,805	659,766
Payments to contract owners	(248,290)	(363,643)	(7,860)	(456,967)	(6,521,129)	(967,754)	(294,039)	(1,305,631)
Annual maintenance charge (Note 3)	(4,659)	(2,535)	(65)	(771)	(128,504)	(13,159)	(5,830)	(18,869)
Surrender charges (Note 3)	–	–	–	(1,358)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	559,478	8,999	(2,473)	(611,466)	16,190,835	2,423,447	809,486	3,876,647
TOTAL INCREASE (DECREASE) IN NET ASSETS	(277,852)	(371,331)	(16,373)	(903,445)	(7,690,306)	(293,573)	(247,075)	(2,400,820)
Net Assets:
Beginning of period	3,893,970	3,285,961	236,018	4,828,536	119,555,945	16,344,101	5,376,960	21,859,121
End of period	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$33,458	$616,018	$30,268	$297,890	$122,024	$277,126	$254,619	$538,998
Capital gain distribution	–	–	–	–	793,355	–	237,541	184,428
Net realized gain (loss) on investments	–	(172,639)	(444,038)	157,138	(16,685)	193,447	(210,927)	(33,466)
Net change in unrealized appreciation (depreciation) on investments	–	(1,682,989)	(4,269,263)	(3,161,568)	(1,536,282)	(4,092,671)	(1,984,853)	(4,517,363)
Mortality and expense risk charge (Note 3)	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
Net increase (decrease) in net assets resulting from operations	7,824	(1,393,175)	(4,836,039)	(2,814,446)	(734,777)	(3,852,851)	(1,838,123)	(4,112,532)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	526,513	1,486,574	1,887,377	1,291,558	1,289,638	3,564,897	1,586,343	8,536,158
Net transfer from (to) fixed accumulation account	585,593	(324,955)	(22,843)	97,786	55,379	645,863	(354,796)	(648,789)
Transfer between funds	(401,815)	45,988	628,039	(82,464)	(46,803)	73,789	(24,665)	697,205
Payments to contract owners	(490,286)	(1,101,912)	(933,290)	(687,327)	(772,070)	(1,159,691)	(727,106)	(2,321,173)
Annual maintenance charge (Note 3)	(2,122)	(12,797)	(14,761)	(8,377)	(8,221)	(20,473)	(5,023)	(19,902)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	217,883	92,898	1,544,522	611,176	517,923	3,104,385	474,753	6,243,499
TOTAL INCREASE (DECREASE) IN NET ASSETS	225,707	(1,300,277)	(3,291,517)	(2,203,270)	(216,854)	(748,466)	(1,363,370)	2,130,967
Net Assets:
Beginning of period	2,103,919	13,074,771	14,915,978	10,268,503	8,078,017	19,923,736	11,707,330	22,995,121
End of period	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$693,398	$670,544	$604,028	$502,806	$523,223	$61,866	$65,193	$357,688
Capital gain distribution	163,266	202,130	145,754	147,490	62,702	2,634	–	50,452
Net realized gain (loss) on investments	(92,516)	(30,163)	(17,529)	56,115	45,462	(9,539)	1,691	(204,832)
Net change in unrealized appreciation (depreciation) on investments	(6,653,891)	(6,559,901)	(6,034,888)	(4,940,623)	(5,003,376)	(373,192)	(461,453)	(2,067,860)
Mortality and expense risk charge (Note 3)	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
Net increase (decrease) in net assets resulting from operations	(6,307,763)	(6,110,011)	(5,654,662)	(4,514,451)	(4,661,393)	(344,175)	(424,515)	(2,036,008)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	9,514,833	8,326,773	8,563,180	6,087,445	7,036,816	1,855,662	1,768,887	5,617,067
Net transfer from (to) fixed accumulation account	(545,249)	48,808	(923,311)	300,303	(47,197)	75,997	27,125	(1,307,617)
Transfer between funds	511,464	301,350	111,795	381,508	123,059	55,744	206,717	212,153
Payments to contract owners	(2,162,937)	(1,201,395)	(1,355,375)	(864,092)	(794,675)	(126,305)	(47,324)	(1,131,093)
Annual maintenance charge (Note 3)	(40,069)	(52,495)	(60,956)	(57,262)	(86,161)	(13,103)	(15,204)	(6,715)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	7,278,042	7,423,041	6,335,333	5,847,902	6,231,842	1,847,995	1,940,201	3,383,795
TOTAL INCREASE (DECREASE) IN NET ASSETS	970,279	1,313,030	680,671	1,333,451	1,570,449	1,503,820	1,515,686	1,347,787
Net Assets:
Beginning of period	33,731,642	31,834,821	28,889,485	22,981,145	23,616,909	1,515,223	1,682,396	12,301,279
End of period	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$477,085	$134,192	$101,440	$21,110	$43,027	$24,808	$20,514	$2,641
Capital gain distribution	15,316	448,704	37,464	312,945	408,181	56,033	9,791	283,189
Net realized gain (loss) on investments	(76,737)	386,805	(115,235)	(5,358)	(5,036)	12,162	(27,273)	(49,693)
Net change in unrealized appreciation (depreciation) on investments	(3,279,174)	(3,098,336)	(557,702)	(940,751)	(1,260,856)	(494,116)	(79,777)	(548,782)
Mortality and expense risk charge (Note 3)	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
Net increase (decrease) in net assets resulting from operations	(3,112,807)	(2,256,152)	(580,221)	(632,101)	(862,215)	(417,077)	(94,322)	(324,688)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,403,147	2,203,257	539,118	223,072	672,909	211,509	542,528	24,457
Net transfer from (to) fixed accumulation account	(391,965)	5,314	(51,192)	58,568	63,267	13,021	9,038	16,335
Transfer between funds	157,863	(55,561)	305,176	181,384	9,507	(12,570)	110,280	45,544
Payments to contract owners	(1,316,596)	(684,659)	(554,245)	(169,213)	(188,444)	(94,201)	(155,250)	(117,077)
Annual maintenance charge (Note 3)	(14,548)	(3,253)	(1,761)	(523)	(1,197)	(371)	(998)	(332)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,837,901	1,465,098	237,096	293,288	556,042	117,388	505,598	(31,073)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,274,906)	(791,054)	(343,125)	(338,813)	(306,173)	(299,689)	411,276	(355,761)
Net Assets:
Beginning of period	20,744,560	10,785,809	3,993,929	1,943,342	4,111,431	1,456,453	1,141,459	1,218,123
End of period	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$73,812	$15,752,612
Capital gain distribution	26,191	55,967,635
Net realized gain (loss) on investments	(92,086)	(1,740,815)
Net change in unrealized appreciation (depreciation) on investments	(525,661)	(164,401,078)
Mortality and expense risk charge (Note 3)	(45,110)	(5,538,679)
Net increase (decrease) in net assets resulting from operations	(562,854)	(99,960,325)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	688,068	14,514,171
Net transfer from (to) fixed accumulation account	123,960	(10,219,070)
Transfer between funds	(11,277)	(3,096,222)
Payments to contract owners	(224,349)	(26,292,707)
Annual maintenance charge (Note 3)	(996)	(197,351)
Surrender charges (Note 3)	–	(13,400)
Mortality guarantee adjustment	–	(2,286)
Net increase (decrease) in net assets resulting from contract owners; transactions	575,406	(25,306,865)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,552	(125,267,190)
Net Assets:
Beginning of period	3,497,244	538,477,637
End of period	$3,509,796	$413,210,447
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$–	$–	$47,637	$389,170	$33,736	$35,744	$139,788	$10,014
Capital gain distribution	118,197	4,274,458	–	–	7,355,441	–	–	24,850
Net realized gain (loss) on investments	9,668	2,855,149	86,466	674,961	2,475,123	13,442	134,326	19,006
Net change in unrealized appreciation (depreciation) on investments	(114,111)	(10,063,346)	466,726	6,156,240	1,279,303	(25,439)	915,925	(32,811)
Mortality and expense risk charge (Note 3)	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
Net increase (decrease) in net assets resulting from operations	9,446	(3,644,909)	569,186	6,862,893	10,450,928	10,045	1,068,236	11,554
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,770	1,519,765	1,000,996	1,516,065	3,154,786	1,092,180	483,173	413,800
Net transfer from (to) fixed accumulation account	17,131	(1,963,392)	64,813	(270,018)	58,164	175,703	53,186	34,908
Transfer between funds	(3,380)	(984,614)	(16,107)	340,333	1,320,766	93,886	542,814	9,837
Payments to contract owners	(12,664)	(3,100,002)	(231,206)	(1,788,238)	(3,240,450)	(38,151)	(506,517)	(38,295)
Annual maintenance charge (Note 3)	(177)	(8,555)	(663)	(5,740)	(30,386)	(495)	(2,761)	(229)
Surrender charges (Note 3)	–	(5,817)	–	(7,775)	(12,559)	–	(421)	–
Mortality guarantee adjustment	–	2,824	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	11,680	(4,539,791)	817,833	(215,373)	1,250,321	1,323,123	569,474	420,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,126	(8,184,700)	1,387,019	6,647,520	11,701,249	1,333,168	1,637,710	431,575
Net Assets:
Beginning of period	311,986	61,988,007	1,793,326	26,364,310	51,279,575	413,236	9,292,038	505,918
End of period	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$129,782	$31,234	$67,854	$70,586	$1,209,673	$2,563,605	$73,083	$–
Capital gain distribution	657,782	127,048	4,946	4,921	2,477,058	8,705,173	188,609	414,026
Net realized gain (loss) on investments	710,926	(72,170)	9,671	22,217	4,518,091	6,392,763	37,823	187,725
Net change in unrealized appreciation (depreciation) on investments	(607,962)	(79,378)	(6,160)	(15,231)	32,041,113	47,316,598	408,248	(326,308)
Mortality and expense risk charge (Note 3)	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
Net increase (decrease) in net assets resulting from operations	646,047	(12,108)	57,497	62,534	38,035,308	61,168,699	643,051	236,942
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,067,201	1,649,104	466,145	112,046	5,131,735	8,646,813	2,060,499	154,001
Net transfer from (to) fixed accumulation account	(265,650)	(446,637)	35,331	143,939	(6,176,569)	(7,935,502)	701,251	414,505
Transfer between funds	200,797	246,893	62,444	129,512	(4,280,171)	(5,607,793)	661,847	1,003,346
Payments to contract owners	(991,978)	(146,577)	(139,127)	(198,596)	(9,410,114)	(15,970,466)	(230,026)	(133,313)
Annual maintenance charge (Note 3)	(3,035)	(603)	(447)	(175)	(23,019)	(37,860)	(2,087)	(125)
Surrender charges (Note 3)	(5,131)	–	–	(168)	(7,084)	(11,932)	–	–
Mortality guarantee adjustment	–	–	–	–	3,717	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,204	1,302,180	424,346	186,558	(14,761,505)	(20,916,740)	3,191,484	1,438,414
TOTAL INCREASE (DECREASE) IN NET ASSETS	648,251	1,290,072	481,843	249,092	23,273,803	40,251,959	3,834,535	1,675,356
Net Assets:
Beginning of period	19,143,995	850,591	1,259,033	1,474,923	158,004,160	277,368,644	3,021,364	1,936,254
End of period	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$7,456	$25,699	$9,450	$24,837	$129,949	$15,121	$17,637	$238,284
Capital gain distribution	37,447	107,575	20,404	72,503	515,479	37,716	56,800	1,102,197
Net realized gain (loss) on investments	5,164	69,228	7,163	99,376	473,782	29,916	62,203	842,576
Net change in unrealized appreciation (depreciation) on investments	91,417	(22,308)	(2,930)	11,816	331,087	26,802	74,101	1,843,172
Mortality and expense risk charge (Note 3)	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
Net increase (decrease) in net assets resulting from operations	135,633	149,174	29,228	182,077	1,272,448	96,346	191,573	3,667,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,143	215,917	221,187	869,810	1,270,337	806,042	317,370	2,533,775
Net transfer from (to) fixed accumulation account	(48,167)	121,733	417,573	(348,284)	101,539	(41,405)	46,752	307,878
Transfer between funds	(26,530)	660,152	–	(86,100)	552,400	534	(172,546)	1,314,870
Payments to contract owners	(13,261)	(310,973)	(40,357)	(54,839)	(1,017,873)	(31,557)	(44,048)	(1,734,430)
Annual maintenance charge (Note 3)	(133)	(775)	(217)	(712)	(6,725)	(365)	(671)	(14,975)
Surrender charges (Note 3)	–	(85)	–	–	(2,243)	–	–	(10,557)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	49,052	685,969	598,186	379,875	897,435	733,249	146,857	2,396,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,685	835,143	627,414	561,952	2,169,883	829,595	338,430	6,064,061
Net Assets:
Beginning of period	373,547	2,130,292	246,816	1,824,974	13,486,029	624,346	1,484,346	25,038,822
End of period	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$4,327	$5,543	$146,752	$3,212	$11	$3,755	$347	$503
Capital gain distribution	17,525	20,871	778,031	9,388	30	10,744	996	1,940
Net realized gain (loss) on investments	9,627	3,209	419,186	3,047	4	5,496	43	269
Net change in unrealized appreciation (depreciation) on investments	36,731	58,423	1,886,751	17,570	99	882	(182)	3,947
Mortality and expense risk charge (Note 3)	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
Net increase (decrease) in net assets resulting from operations	62,901	81,220	2,979,137	30,320	131	18,913	1,077	6,117
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,245	68,211	1,797,915	173,755	–	18,722	26,750	893
Net transfer from (to) fixed accumulation account	(5,262)	(7,896)	35,298	(47)	–	37,289	54	3,213
Transfer between funds	–	–	(232,244)	(3,428)	–	269,011	–	1,690
Payments to contract owners	(25,568)	(207)	(586,348)	(7,903)	–	–	–	–
Annual maintenance charge (Note 3)	(284)	(264)	(21,533)	(407)	–	(100)	–	–
Surrender charges (Note 3)	–	–	(14,571)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	106,131	59,844	978,517	161,970	–	324,922	26,804	5,796
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,032	141,064	3,957,654	192,290	131	343,835	27,881	11,913
Net Assets:
Beginning of period	322,382	484,345	18,173,411	172,510	814	30,417	164	37,292
End of period	$491,414	$625,409	$22,131,065	$364,800	$945	$374,252	$28,045	$49,205
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$31,376	$43,709	$127,017	$499,183	$435,549	$260,305	$7,012,867	$6,876
Capital gain distribution	36,007	11,479	215,723	861,658	653,300	769,208	5,014,760	7,855
Net realized gain (loss) on investments	28,442	38,558	214,310	438,011	920,268	521,725	23,939,687	9
Net change in unrealized appreciation (depreciation) on investments	(41,021)	80,324	655,726	4,186,630	4,534,228	3,439,352	132,027,682	(16,400)
Mortality and expense risk charge (Note 3)	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
Net increase (decrease) in net assets resulting from operations	33,026	116,487	1,054,924	5,347,911	5,948,200	4,608,405	159,625,277	(3,385)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,743,365	162,646	716,546	3,199,725	2,858,439	2,287,351	19,170,458	282,079
Net transfer from (to) fixed accumulation account	439,193	(69,739)	(255,920)	(1,097,670)	(25,468)	611,783	(16,034,588)	182,927
Transfer between funds	592,687	108,247	(113,606)	(783,666)	(1,039,272)	(360,712)	(4,242,232)	22,500
Payments to contract owners	(223,654)	(236,925)	(581,497)	(3,054,881)	(2,975,024)	(1,721,001)	(38,061,113)	(1,029)
Annual maintenance charge (Note 3)	(382)	(1,825)	(9,059)	(34,535)	(30,300)	(22,718)	(211,708)	(6)
Surrender charges (Note 3)	–	(210)	(2,571)	(19,058)	(20,177)	(21,300)	(38,529)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,154	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,551,209	(37,806)	(246,107)	(1,790,085)	(1,231,802)	773,403	(39,414,558)	486,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,584,235	78,681	808,817	3,557,826	4,716,398	5,381,808	120,210,719	483,086
Net Assets:
Beginning of period	556,886	4,852,409	12,627,430	50,171,395	45,539,576	27,801,052	616,441,258	–
End of period	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
OPERATIONS
Investment Income	$761,505	$260,162	$227,285	$11	$1,125	$388,313	$12,927	$–
Capital gain distribution	1,157,427	5,997,223	147,107	–	29,700	2,314,200	620,232	2,976,709
Net realized gain (loss) on investments	193,990	2,109,727	(54,435)	–	8,849	2,759,480	270,013	848,339
Net change in unrealized appreciation (depreciation) on investments	(2,473,647)	5,667,748	7,446,774	–	19,847	8,196,548	228,463	(4,102,746)
Mortality and expense risk charge (Note 3)	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
Net increase (decrease) in net assets resulting from operations	(868,476)	13,056,780	7,477,035	(2,338)	54,613	13,001,337	1,080,589	(434,312)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,046,132	2,991,317	1,254,765	193,447	136,662	1,319,562	255,901	498,663
Net transfer from (to) fixed accumulation account	(528,116)	(1,836,441)	(359,845)	(428)	(1,355)	(640,939)	(331,005)	(344,029)
Transfer between funds	3,409,793	(721,073)	37,904	(59,840)	(2,334)	1,170,705	143,695	(442,190)
Payments to contract owners	(3,837,984)	(4,513,689)	(1,183,509)	(75,336)	(29,516)	(2,886,746)	(415,899)	(696,699)
Annual maintenance charge (Note 3)	(7,434)	(6,603)	(2,215)	(52)	(131)	(11,104)	(975)	(3,484)
Surrender charges (Note 3)	(5,616)	(6,210)	(5,127)	–	–	(5,321)	(2,599)	(3,453)
Mortality guarantee adjustment	631	1,015	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,077,406	(4,091,684)	(258,027)	57,791	103,326	(1,053,843)	(350,882)	(991,192)
TOTAL INCREASE (DECREASE) IN NET ASSETS	208,930	8,965,096	7,219,008	55,453	157,939	11,947,494	729,707	(1,425,504)
Net Assets:
Beginning of period	41,475,876	74,884,687	20,028,484	149,531	315,112	47,109,953	3,485,127	13,299,232
End of period	$41,684,806	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,680	$8,887	$4,060	$39,736	$–	$7,075	$–	$26,030
Capital gain distribution	–	94,521	3,440	38,172	122,473	189,225	389,593	268,978
Net realized gain (loss) on investments	2,180	43,333	12,099	77,041	14,623	25,167	144,845	24,219
Net change in unrealized appreciation (depreciation) on investments	132,624	23,297	80,217	1,264,498	(193,681)	278,456	(84,225)	(756,754)
Mortality and expense risk charge (Note 3)	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
Net increase (decrease) in net assets resulting from operations	133,343	144,086	94,516	1,353,900	(63,133)	468,913	412,780	(485,196)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	294,078	143,217	245,181	274,363	786,280	1,183,246	1,082,259	703,837
Net transfer from (to) fixed accumulation account	22,507	108,321	(11,258)	(135,893)	200,723	134,243	164,477	104,241
Transfer between funds	(25,842)	643,678	(1,437)	80,249	246,173	59,411	9,797	274,160
Payments to contract owners	(39,108)	(114,132)	(59,021)	(302,229)	(52,606)	(130,291)	(306,544)	(167,012)
Annual maintenance charge (Note 3)	(142)	–	(89)	(568)	(163)	(2,362)	(1,150)	(3,938)
Surrender charges (Note 3)	–	(490)	–	(3,181)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	251,493	780,594	173,376	(87,259)	1,180,407	1,244,247	948,839	911,288
TOTAL INCREASE (DECREASE) IN NET ASSETS	384,836	924,680	267,892	1,266,641	1,117,274	1,713,160	1,361,619	426,092
Net Assets:
Beginning of period	415,700	1,492,357	259,767	4,807,534	140,991	1,568,268	2,291,027	3,480,081
End of period	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$234,042	$27,828	$1,740	$–	$19,137	$–	$67,080	$61,501
Capital gain distribution	1,026,076	102,329	–	2,772,480	8,355	1,871,241	46,658	–
Net realized gain (loss) on investments	56,044	15,493	–	404,992	1,119	403,137	15,221	47,911
Net change in unrealized appreciation (depreciation) on investments	1,450,489	239,189	–	1,501,816	(139,779)	(1,147,610)	(148,950)	225,921
Mortality and expense risk charge (Note 3)	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
Net increase (decrease) in net assets resulting from operations	2,603,332	365,484	(212,327)	4,337,517	(129,755)	972,244	(73,870)	297,175
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,727,869	331,823	776,185	7,664,189	104,391	2,136,757	557,257	581,746
Net transfer from (to) fixed accumulation account	603,948	(3,123)	(445,291)	1,124,470	15,268	88,258	(10,507)	38,362
Transfer between funds	(16,783)	22,751	1,602,513	322,061	130,165	9,697	376,767	90,296
Payments to contract owners	(1,004,410)	(114,892)	(2,034,365)	(1,409,692)	(74,358)	(607,946)	(195,605)	(356,637)
Annual maintenance charge (Note 3)	(11,873)	(1,622)	(2,552)	(33,809)	(863)	(14,259)	(2,719)	(2,906)
Surrender charges (Note 3)	–	–	(1,533)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,298,751	234,937	(105,043)	7,667,219	174,603	1,612,507	725,193	350,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,902,083	600,421	(317,370)	12,004,736	44,848	2,584,751	651,323	648,036
Net Assets:
Beginning of period	10,028,398	1,225,516	18,359,570	20,971,201	1,477,068	10,379,240	3,900,310	2,710,599
End of period	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$12,217	$70,935	$–	$–	$1,385,648	$480,656	$127,337	$226,021
Capital gain distribution	238,530	40,251	–	–	–	–	–	–
Net realized gain (loss) on investments	53,560	2,812	(4,437)	(106,844)	1,730,504	120,740	25,221	385,193
Net change in unrealized appreciation (depreciation) on investments	358,083	(50,592)	(6,463)	(136,932)	21,533,625	924,845	(153,237)	1,368,973
Mortality and expense risk charge (Note 3)	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
Net increase (decrease) in net assets resulting from operations	622,443	30,250	(13,793)	(300,631)	23,414,811	1,340,257	(62,618)	1,734,304
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,030,901	618,074	19,423	329,388	21,213,550	2,792,571	1,185,996	4,571,294
Net transfer from (to) fixed accumulation account	21,926	298,658	956	(44,437)	2,588,273	52,500	58,010	710,496
Transfer between funds	(75,261)	148,830	32,514	442,649	1,193,696	104,886	176,280	190,172
Payments to contract owners	(121,450)	(41,290)	(12,801)	(372,636)	(6,454,675)	(975,824)	(258,473)	(1,321,794)
Annual maintenance charge (Note 3)	(3,742)	(1,818)	(58)	(549)	(99,346)	(11,707)	(4,936)	(18,274)
Surrender charges (Note 3)	–	–	–	(870)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	852,374	1,022,454	40,034	353,545	18,441,498	1,962,426	1,156,877	4,131,894
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,474,817	1,052,704	26,241	52,914	41,856,309	3,302,683	1,094,259	5,866,198
Net Assets:
Beginning of period	2,419,153	2,233,257	209,777	4,775,622	77,699,636	13,041,418	4,282,701	15,992,923
End of period	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$197	$477,831	$1,846	$253,069	$95,217	$229,486	$249,115	$427,133
Capital gain distribution	–	–	3,738,820	–	482,536	–	1,668,580	2,788,213
Net realized gain (loss) on investments	–	27,292	226,446	119,173	(658)	370,371	232,413	305,149
Net change in unrealized appreciation (depreciation) on investments	–	(82,788)	(2,818,408)	2,483,534	1,052,424	1,993,934	(1,324,953)	(1,763,996)
Mortality and expense risk charge (Note 3)	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
Net increase (decrease) in net assets resulting from operations	(23,851)	280,138	983,693	2,749,813	1,540,112	2,375,245	692,941	1,511,461
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,093,893	2,430,207	3,091,091	1,569,275	1,721,360	4,201,980	2,829,813	5,991,225
Net transfer from (to) fixed accumulation account	(198,193)	(12,978)	251,952	37,378	41,378	512,014	374,063	588,728
Transfer between funds	(623,583)	1,443,568	342,714	(103,122)	(401,437)	(281,718)	280,397	552,848
Payments to contract owners	(400,824)	(478,114)	(729,547)	(625,634)	(593,109)	(1,164,307)	(1,264,756)	(1,676,681)
Annual maintenance charge (Note 3)	(1,569)	(9,433)	(13,021)	(7,305)	(6,752)	(16,994)	(4,060)	(16,846)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(130,276)	3,373,250	2,943,189	870,592	761,440	3,250,975	2,215,457	5,439,274
TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,127)	3,653,388	3,926,882	3,620,405	2,301,552	5,626,220	2,908,398	6,950,735
Net Assets:
Beginning of period	2,258,046	9,421,383	10,989,096	6,648,098	5,776,465	14,297,516	8,798,932	16,044,386
End of period	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$614,050	$624,214	$571,086	$441,320	$457,725	$28,839	$30,592	$278,260
Capital gain distribution	4,425,241	4,571,499	4,376,695	2,623,865	2,227,548	108,679	58,388	691,431
Net realized gain (loss) on investments	420,752	552,367	195,613	192,784	159,232	33,486	7,589	155,819
Net change in unrealized appreciation (depreciation) on investments	(2,675,888)	(2,570,011)	(2,245,567)	(519,686)	(35,057)	(71,462)	34,686	(595,422)
Mortality and expense risk charge (Note 3)	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
Net increase (decrease) in net assets resulting from operations	2,438,903	2,836,117	2,617,320	2,498,374	2,565,353	89,453	118,481	400,991
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,367,283	8,141,655	9,196,913	5,790,414	7,116,420	1,289,613	1,170,864	3,165,459
Net transfer from (to) fixed accumulation account	663,317	546,111	314,655	65,384	4,441	2,384	4,677	856,172
Transfer between funds	843,936	86,402	360,066	479,202	(137,695)	15,726	63,935	908,902
Payments to contract owners	(1,540,077)	(1,781,467)	(433,164)	(884,668)	(691,971)	(130,838)	(13,423)	(1,221,637)
Annual maintenance charge (Note 3)	(29,377)	(40,319)	(46,025)	(44,790)	(73,207)	(3,550)	(4,306)	(4,020)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	10,305,082	6,952,382	9,392,445	5,405,542	6,217,988	1,173,335	1,221,747	3,704,876
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,743,985	9,788,499	12,009,765	7,903,916	8,783,341	1,262,788	1,340,228	4,105,867
Net Assets:
Beginning of period	20,987,657	22,046,322	16,879,720	15,077,229	14,833,568	252,435	342,168	8,195,412
End of period	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$348,039	$94,183	$54,880	$5,054	$33,767	$24,775	$10,087	$4,620
Capital gain distribution	41,906	281,388	40,906	127,076	201,519	32,783	2,477	59,110
Net realized gain (loss) on investments	198,509	205,083	(9,253)	100,622	38,943	28,971	(1,013)	30,418
Net change in unrealized appreciation (depreciation) on investments	(836,869)	1,509,567	(138,208)	(262,332)	431,030	332,522	(17,616)	68,772
Mortality and expense risk charge (Note 3)	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
Net increase (decrease) in net assets resulting from operations	(481,131)	1,985,235	(93,456)	(53,707)	663,395	403,529	(15,225)	147,701
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,635,084	3,005,067	1,262,767	286,420	884,442	100,200	643,408	46,544
Net transfer from (to) fixed accumulation account	387,264	29,852	84,928	(38,030)	169,207	16,949	(38,875)	(33,348)
Transfer between funds	1,569,489	(117,360)	319,440	(42,464)	(42,639)	(26,924)	158,272	(12,742)
Payments to contract owners	(1,558,198)	(517,472)	(229,851)	(98,218)	(181,673)	(64,054)	(59,804)	(112,119)
Annual maintenance charge (Note 3)	(10,677)	(2,182)	(930)	(535)	(809)	(294)	(200)	(388)
Surrender charges (Note 3)	–	–	(20)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,022,962	2,397,905	1,436,334	107,173	828,528	25,877	702,801	(112,053)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,541,831	4,383,140	1,342,878	53,466	1,491,923	429,406	687,576	35,648
Net Assets:
Beginning of period	16,202,729	6,402,669	2,651,051	1,889,876	2,619,508	1,027,047	453,883	1,182,475
End of period	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$57,058	$6,117,043
Capital gain distribution	22,880	29,767,841
Net realized gain (loss) on investments	36,519	5,945,978
Net change in unrealized appreciation (depreciation) on investments	(156,353)	17,748,050
Mortality and expense risk charge (Note 3)	(38,278)	(6,612,700)
Net increase (decrease) in net assets resulting from operations	(78,174)	52,966,212
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,470,922	16,179,899
Net transfer from (to) fixed accumulation account	(45,803)	(10,238,739)
Transfer between funds	(36,938)	(5,500,943)
Payments to contract owners	(405,464)	(30,516,987)
Annual maintenance charge (Note 3)	(709)	(199,923)
Surrender charges (Note 3)	–	(8,016)
Mortality guarantee adjustment	–	6,175
Net increase (decrease) in net assets resulting from contract owners; transactions	982,008	(30,278,534)
TOTAL INCREASE (DECREASE) IN NET ASSETS	903,834	22,687,678
Net Assets:
Beginning of period	2,593,410	515,789,959
End of period	$3,497,244	$538,477,637
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2022 and December 31, 2021
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY FUND
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
During 2022 no new funds were added to the separate account.
Effective May 1, 2021, one fund was added to the Separate Account: Fidelity VIP Investment Grade Bond Portfolio Initial Class.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2022, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $(295) and $(1,015) in the form of bonus creditsto the contract owner accounts for the year ended December 31, 2022 and 2021, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.
HMLIC contributed $(295) and $(1,015) in the form of bonus credits to the contract owner accounts for the year ended December 31, 2022 and 2021, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2022 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	36,248	35,878
ALLSPRING VT DISCOVERY FUND	18,289,400	7,228,290
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	1,697,292	589,587
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	10,617,667	4,573,689
AMERICAN FUNDS IS GROWTH FUND CLASS 4	13,006,327	6,928,943
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	1,568,283	175,491
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,502,666	1,028,677
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	246,600	66,172
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	4,139,009	1,711,546
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,274,014	787,879
BLACKROCK HIGH YIELD V.I. FUND CLASS I	306,627	209,035
BLACKROCK HIGH YIELD V.I. FUND CLASS III	1,493,945	1,275,082
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	27,475,503	14,855,056
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	41,917,256	25,241,841
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,317,462	806,951
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	481,844	505,704
DFA VA U.S. TARGETED VALUE PORTFOLIO	280,803	58,521
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	670,193	441,984
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	201,427	49,903
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	470,086	416,484
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	3,665,249	2,650,819
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	758,089	383,796
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	596,283	144,083
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	5,581,589	2,218,166
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	71,136	23,727
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	526,984	43,889
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	3,995,109	914,302
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	110,521	17,492
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	103,810	1,026
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	168,922	21,952
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	2,811	22,190
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	69,226	4,972
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	860,073	765,876
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	926,503	934,600
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	3,354,232	1,723,002
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	11,941,189	6,715,478
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	11,796,051	4,001,179
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	8,353,581	3,269,101
FIDELITY VIP INDEX 500 PORTFOLIO SC2	39,428,852	46,391,970
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	814,189	217,159
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	6,205,122	6,399,018
FIDELITY VIP OVERSEAS PORTFOLIO SC2	8,004,895	5,316,222
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	3,317,411	3,310,171
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,403,863	7,124,222
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	112,649	89,259
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	9,941,899	3,013,052
JPMORGAN SMALL CAP VALUE FUND CLASS A	962,870	518,590
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	1,066,657	1,039,441
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	438,445	92,404
MFS VIT II INTERNATIONAL GROWTH SC	937,564	281,723
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	197,863	96,299
MFS VIT MID CAP VALUE PORTFOLIO SC	1,440,340	653,021
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,666,334	528,482
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	2,300,666	611,704
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	1,119,686	504,931
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	1,021,120	567,503
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	6,286,561	3,356,180
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	413,965	208,589

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
	Purchases	Sales
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO**	515,426	18,557,624
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	10,035,834	3,560,267
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	202,086	142,260
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	3,244,953	1,444,199
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,345	571,367
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	639,823	412,875
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,277,825	570,157
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	725,776	650,285
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,794	23,718
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	291,961	1,159,142
VANGUARD 500 INDEX FUND ADMIRAL SHARES	30,597,590	12,714,606
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	4,425,641	1,822,450
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,459,102	548,670
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	6,465,996	2,352,173
VANGUARD FEDERAL MONEY MARKET FUND	1,930,220	1,704,514
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	3,601,405	3,218,692
VANGUARD MID-CAP GROWTH INDEX FUND	3,206,919	2,229,172
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,266,871	1,308,573
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	2,834,648	1,515,220
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	5,520,636	2,176,430
VANGUARD TARGET RETIREMENT 2020 FUND	2,316,499	1,695,016
VANGUARD TARGET RETIREMENT 2025 FUND	10,417,767	3,769,438
VANGUARD TARGET RETIREMENT 2030 FUND	11,675,490	4,051,320
VANGUARD TARGET RETIREMENT 2035 FUND	10,358,873	2,485,943
VANGUARD TARGET RETIREMENT 2040 FUND	9,946,574	3,231,015
VANGUARD TARGET RETIREMENT 2045 FUND	7,715,910	1,441,836
VANGUARD TARGET RETIREMENT 2050 FUND	8,078,823	1,504,997
VANGUARD TARGET RETIREMENT 2055 FUND	2,060,555	183,543
VANGUARD TARGET RETIREMENT 2060 FUND	2,133,724	156,583
VANGUARD TARGET RETIREMENT INCOME FUND	7,469,111	4,053,464
VANGUARD TOTAL BOND MARKET INDEX FUND	5,226,754	3,222,486
VANGUARD VIF EQUITY INDEX PORTFOLIO	3,500,182	1,192,901
VANGUARD VIF GLOBAL BOND INDEX	1,404,962	1,190,385
VANGUARD VIF INTERNATIONAL PORTFOLIO	836,726	234,789
VANGUARD VIF MID-CAP INDEX PORTFOLIO	1,448,849	494,166
VANGUARD VIF REIT INDEX PORTFOLIO	362,572	168,146
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	785,435	294,383
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	382,645	189,623
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	1,070,477	532,264
WILSHIRE VIT GLOBAL ALLOCATION FUND	89,108,871	49,974,983
**
The purchases and proceeds on sales activity for T. Rowe Price Government Money Portfolio was for the period of January 1, 2022 through April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,434	225	276	(260)	6,675	418	120	(390)	6,823
ALLSPRING VT DISCOVERY FUND	718,861	18,431	(34,877)	(36,769)	665,646	29,282	17,282	(44,314)	667,896
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	97,339	47,470	2,407	(10,795)	136,421	23,005	6,435	(15,482)	150,380
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,179,483	60,209	3,102	(70,599)	1,172,195	56,188	(3,000)	(93,463)	1,131,920
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	12,532	5,290	(12,915)	228,205	10,604	330	(17,892)	221,246
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	21,566	54,509	13,208	(1,927)	87,356	25,339	13,864	(4,918)	121,640
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	27,761	34,543	(29,358)	598,551	29,420	15,952	(46,514)	597,410
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	11,630	1,184	(1,083)	26,686	2,895	2,474	(1,597)	30,459
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	27,016	(1,690)	(25,085)	506,750	31,473	17,424	(27,295)	528,352
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	63,095	124,484	(14,967)	(11,115)	161,498	79,268	(5,028)	(32,066)	203,672
BLACKROCK HIGH YIELD V.I. FUND CLASS I	144,184	51,857	11,028	(15,453)	191,616	16,671	3,380	(15,591)	196,076
BLACKROCK HIGH YIELD V.I. FUND CLASS III	170,091	12,636	30,691	(22,290)	191,128	9,008	31,414	(22,168)	209,382
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,865,216	105,667	(216,546)	(194,954)	3,559,383	101,696	(63,938)	(195,376)	3,401,764
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	44,377	(70,532)	(82,364)	1,529,516	42,215	(35,388)	(83,631)	1,452,711
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	1,107,971	709,599	471,432	(77,752)	2,211,249	525,874	253,754	(144,788)	2,846,090
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	3,319	30,298	(2,806)	76,336	3,509	3,818	(6,315)	77,347
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	4,843	(2,931)	(483)	18,599	5,563	726	(825)	24,064
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,784	11,663	42,232	(16,688)	155,991	7,029	(5,233)	(2,962)	154,826
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	11,768	21,873	(2,149)	45,328	5,235	956	(2,134)	49,385
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	42,996	(21,389)	(2,777)	115,454	14,350	(13,896)	(7,113)	108,795
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	60,589	31,313	(48,847)	723,106	64,593	2,431	(72,928)	717,202
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	39,081	(1,781)	(1,597)	68,208	29,707	(1,437)	(15,549)	80,929
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	9,335	(4,260)	(1,334)	52,360	12,923	(522)	(3,899)	60,862
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	73,242	47,860	(49,466)	851,507	67,185	(744)	(39,306)	878,641
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	4,370	(184)	(785)	14,378	776	(461)	(13)	14,679
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	2,108	(268)	(15)	18,475	14,408	(122)	(1,110)	31,651
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	53,266	(6,164)	(18,246)	618,733	61,455	(6,559)	(15,595)	658,034
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	5,762	(116)	(293)	11,903	2,242	803	(457)	14,491
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	–	–	–	63	7,637	–	–	7,700
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,349	1,287	21,365	(8)	24,993	3,605	6,722	(756)	34,564
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	1,841	–	–	1,853	104	(1,379)	(11)	567
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,891	61	336	–	3,288	64	4,238	(249)	7,340
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	40,600	125,157	74,860	(16,262)	224,354	38,888	(19,657)	(15,135)	228,449
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	12,030	3,040	(17,569)	358,877	14,765	21,273	(60,063)	334,852

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	40,614	(21,556)	(33,667)	733,642	49,818	(17,161)	(52,457)	713,842
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,216	183,403	(107,654)	(178,046)	2,937,919	178,263	(110,343)	(196,463)	2,809,377
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	143,604	(54,283)	(147,630)	2,390,164	156,482	(63,570)	(109,255)	2,373,821
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	107,461	14,673	(83,150)	1,462,255	104,562	(32,079)	(104,387)	1,430,351
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	37,109	(39,147)	(73,978)	1,266,069	34,076	(24,566)	(68,295)	1,207,284
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	–	20479	14887	(75)	35291	39,771	10,811	(2,205)	83,668
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	82,587	115,071	(154,503)	1,688,491	77,711	(47,954)	(116,268)	1,601,980
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	70739	(59,823)	(106,838)	1,820,259	79,272	55,894	(104,269)	1,851,156
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	49,167	(9,003)	(46,324)	905,940	48,916	(4,235)	(60,301)	890,320
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	196,175	(61,275)	(76,450)	209,086	1,401,809	15,433,154	(2,353,846)	14,690,203
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	2,969	1,192	(37)	(261)	3,863	390	(128)	(599)	3,526
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	22,256	9,337	(48,334)	886,508	21,388	(29,965)	(47,834)	830,097
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	6,322	(3,837)	(10,355)	98,042	7,401	2,737	(6,504)	101,676
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	197,033	7,252	(11,060)	(10,060)	183,166	11,305	1,673	(11,422)	184,722
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	23,242	13,686	(168)	(1,803)	34,957	9,306	1,235	(2,004)	43,494
MFS VIT II INTERNATIONAL GROWTH SC	82,021	7,526	39,706	(5,868)	123,385	8,098	34,608	(10,259)	155,832
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	19,166	(912)	(4,626)	37,536	5,118	1,785	(3,794)	40,645
MFS VIT MID CAP VALUE PORTFOLIO SC	344,747	16,876	(4,511)	(19,452)	337,659	19,948	15,938	(19,712)	353,833
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	4,801	25,148	14,390	(1,721)	42,618	36,393	4,758	(4,914)	78,855
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	31,066	21,053	3,409	(2,384)	53,144	27,263	1,958	(4,771)	77,594
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	18,451	2,824	(5,356)	58,663	9,556	9,382	(8,642)	68,959
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	13,363	7,333	(3,291)	81,959	14,744	3,589	(4,887)	95,405
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	79,053	12,178	(21,958)	316,856	74,538	(10,185)	(23,767)	357,442
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	13,073	1,039	(4,610)	65,020	10,266	(546)	(3,046)	71,694
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO**	18,896,356	806,316	1,207,396	(2,113,311)	18,796,757	247,531	(18,373,233)	(671,054)	–
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	56,615	10,878	(10,727)	230,692	53,000	22,417	(18,324)	287,784
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10,806	15,130	(7,839)	163,868	13,837	5,892	(10,368)	173,229
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	16,509	1,177	(4,798)	97,292	18,881	5,806	(7,359)	114,619
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	53,536	34,909	(19,028)	437,688	24,912	(10,919)	(31,996)	419,684
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	42,765	9,420	(26,734)	241,390	34,039	101	(19,358)	256,172
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	14,283	(747)	(1,756)	51,280	9,766	2,071	(3,914)	59,204
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	42,341	30,644	(2,950)	224,913	33,540	(5,375)	(27,137)	225,941

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	1,221	2,101	(827)	15,327	506	(138)	(516)	15,179
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	16,699	20,187	(18,846)	251,037	12,253	(20,406)	(25,077)	217,806
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	52,645	9,894	(16,463)	264,660	53,177	5,783	(17,255)	306,365
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	159,110	9,158	(56,921)	913,110	176,736	47,872	(65,425)	1,072,293
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	25,894	5,114	(5,760)	122,132	24,120	5,271	(8,002)	143,521
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	32,663	6,353	(9,631)	156,781	32,782	14,548	(11,915)	192,196
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1,097,507	(821,975)	(402,959)	2,122,978	532,329	186,262	(497,827)	2,343,743
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	345,566	204,442	(69,392)	1,838,352	227,564	(53,102)	(171,232)	1,841,582
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	65,223	12,839	(15,859)	309,052	50,960	15,260	(26,211)	349,061
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	9,795	(116)	(4,055)	55,064	8,438	547	(4,703)	59,346
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	40,044	(8,291)	(14,451)	176,997	30,694	(76)	(19,174)	188,441
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	39,507	1,837	(11,188)	182,116	38,136	7,895	(12,719)	215,427
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	70,511	16,210	(31,159)	281,847	42,574	(10,590)	(20,099)	293,732
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	244,009	46,582	(68,963)	910,577	385,018	3,081	(105,654)	1,193,022
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	228,400	33,022	(34,469)	719,138	233,238	(1,782)	(55,897)	894,698
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	286,468	21,997	(63,780)	1,076,013	323,735	9,742	(48,817)	1,360,673
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	184,002	12,896	(9,563)	552,700	188,810	(20,884)	(30,610)	690,015
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	180,655	17,090	(28,843)	682,817	209,376	24,208	(31,220)	885,181
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	138,154	(2,635)	(14,707)	434,793	151,553	1,513	(18,973)	568,886
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	23,412	363	(2,415)	26,422	38,363	2,717	(2,919)	64,583
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	24,380	1,424	(358)	33,215	40,470	5,259	(1,486)	77,458
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	192,296	106,714	(73,615)	732,980	362,934	(77,775)	(74,336)	943,804
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	387,948	165,073	(131,082)	1,747,196	314,699	(25,462)	(124,252)	1,912,181
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	45,072	(1,382)	(7,817)	145,648	33,715	(1,165)	(11,061)	167,137
VANGUARD VIF GLOBAL BOND INDEX	118,423	57,620	18,537	(10,559)	184,020	27,605	11,863	(27,369)	196,119
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	5,885	(1,575)	(2,005)	42,317	6,554	6,762	(4,995)	50,637
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	24,639	3,332	(5,061)	105,356	20,181	2,031	(5,934)	121,633
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	5,690	(416)	(3,585)	72,205	11,970	577	(5,959)	78,792
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	41,135	58,656	10,911	(5,479)	105,223	52,628	11,330	(15,450)	153,731
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	1,203	(1,260)	(2,921)	31,343	803	1,847	(3,891)	30,102
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	114,416	(6,586)	(31,544)	272,235	56,998	9,366	(19,820)	318,779
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	406,037	(389,545)	(766,631)	12,948,115	422,508	(371,270)	(746,138)	12,253,215
**
The units issued and units redeemed activity for T. Rowe Price Government Money Portfolio was for the period from January 1, 2022 through April 28,2022 (liquidation).

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.00% to 1.65%	1.14%	(19.76)% to (18.42)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT II INTERNATIONAL GROWTH SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%[1]
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%[1]
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%[1]
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%[1]
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%[1]

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%[1]
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA- RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91%
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%[1]
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%[1]
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%[1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%[1]
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%[1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%[1]
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71%
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%[1]
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85%
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82%
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	-%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 21.07%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	-%	4.99%[1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39%[1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	-%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.95% to 1.65%	1.79%	28.90% to 29.79%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 8.35%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 26.29%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24%[1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	-%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH INITIAL	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	2.43%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	-%	10.25%[1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	-%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	00.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	-%	36.02%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.1	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	-%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	-%	36.78% to 37.74%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 36.25	501,294,259	0.29% to 1.65%	1.66%	16.53% to 17.31%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	23.18	216,947	1.25%	0.00%	(8.60)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	14.24	677,773	1.25%	2.86%	(9.59)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	17.04 to 17.63	19,830,888	0.95% to 1.65%	1.94%	(10.41%) to (9.77%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	116.16 to 120.31	24,756,524	0.95% to 1.65%	0.29%	(2.14%) to (1.44%)
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	526,269	12.96 to 13.62	7,091,577	0.95% to 1.65%	1.39%	(6.48%) to (5.74%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	21.62	174,588	1.25%	1.53%	(14.92)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	23.83 to 24.69	12,211,004	0.95% to 1.65%	0.72%	(15.68%) to (15.07%)
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	7.27	564,422	1.25%	4.51%	(3.84)%
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	07.14 to 07.28	481,322	0.95% to 1.65%	5.53%	(5.05%) to (3.83%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	117.81 to 125.66	222,530,239	0.95% to 1.65%	1.22%	(13.03%) to (12.41%)
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	17.51	177,255	1.25%	1.82%	(16.90)%
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	17.17 to 31.89	129,569,322	0.95% to 1.65%	0.90%	(10.50%) to (9.84%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	13.60 to 13.97	1,348,025	0.95% to 1.65%	1.43%	(6.85%) to (5.80%)
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	13.24	448,073	1.25%	2.69%	(7.02)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	13.7	893,052	1.25%	2.45%	(7.68)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	14.22 to 14.60	8,907,194	0.95% to 1.65%	1.27%	(8.32%) to (7.71%)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	13.54	244,239	1.25%	2.10%	(8.94)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	20.76	571,489	1.25%	2.03%	(10.40)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	21.62 to 22.14	13,898,571	0.95% to 1.65%	1.08%	(10.99%) to (10.36%)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	19.64	46,030	1.25%	2.52%	(11.01)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	19.45	198,365	1.25%	2.30%	(10.98)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	20.41 to 20.92	9,286,404	0.95% to 1.65%	1.08%	(11.95%) to (10.98%)
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	17.62	123,770	1.25%	2.07%	(11.01)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	11.37	2,362	1.25%	1.81%	(3.15)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	11.46 to 11.62	5,056,382	0.95% to 1.65%	1.62%	(3.62%) to (2.76%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	12.70 to 13.03	10,858,066	0.95% to 1.65%	1.30%	(6.97%) to (6.26%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	12.10 to 12.36	38,339,781	0.95% to 1.65%	1.16%	(8.05%) to (7.42%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	13.25 to 13.55	32,621,134	0.95% to 1.65%	0.93%	(9.25%) to (8.57%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	13.45 to 13.66	18,145,309	0.95% to 1.65%	0.69%	(10.57%) to (9.95%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	249.51 to 311.34	461,664,510	0.00% to 1.65%	1.63%	(6.30%) to (5.63%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	12.03 to 22.76	36,261,660	0.95% to 1.65%	2.28%	(2.39%) to (1.73%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	18.95 to 28.72	57,323,717	0.95% to 1.65%	1.40%	(16.46%) to (15.88%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	19.28 to 19.82	18,198,201	0.95% to 1.65%	2.68%	(8.02%) to (7.34%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	0.99	43,688	1.25%	0.96%	-%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	31.94 to 33.25	32,527,995	0.95% to 1.65%	0.87%	(7.71%) to (7.07%)
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	26.42 to 27.07	2,432,979	0.95% to 1.65%	0.91%	(15.73%) to (15.11%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	29.64 to 30.86	6,745,307	0.95% to 1.65%	0.00%	3.13% to 3.91%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	14.15	161,792	1.25%	0.83%	(6.29)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	8.18	95,764	1.25%	1.05%	(12.51)%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	10.36 to 10.63	3,628,546	0.95% to 1.65%	0.75%	(13.12%) to (12.51%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	31.50	880,463	1.25%	0.00%	0.64%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	42,767	37.15	1,588,689	1.25%	0.95%	(17.24)%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	92,785	32.38	3,004,483	1.25%	2.75%	(10.43)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	34,796	19.11	664,816	1.25%	3.36%	(8.56)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	00.93 to 01.01	18,086,151	0.95% to 1.65%	1.29%	1.00%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	83,482	69.00	5,760,227	1.25%	0.27%	(2.25)%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	120,487	8.73	1,052,377	1.25%	1.92%	(4.17)%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	37,737	58.03	2,189,717	1.25%	0.00%	2.76%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	185,067	9.40	1,739,172	1.25%	2.92%	(1.88)%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	129,691	9.59	1,243,228	1.25%	3.00%	(16.10)%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	18,531	44.35	821,894	1.25%	0.58%	(12.61)%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	86,139	12.50	1,076,368	1.25%	3.83%	(3.77)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	17.27	185,492	1.25%	0.00%	0.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	20.92 to 22.28	5,648,317	0.95% to 1.65%	0.00%	0.24% to 0.95%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	234.20	23,607,466	1.25%	2.22%	(5.62)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	12.39	5,428,414	1.25%	3.62%	(15.54)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	32.69	1,844,683	1.25%	3.19%	(15.64)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	76.03	4,647,708	1.25%	1.80%	(10.49)%
VANGUARD FEDERAL MONEY MARKET FUND	288,761	1.00	289,509	1.25%	1.83%	-%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	5.83	4,578,920	1.25%	6.03%	(3.95%
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	25.90	2,991,890	1.25%	0.55%	(4.50)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	112.15	2,892,684	1.25%	5.16%	(7.11)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	27.05	2,091,236	1.25%	2.73%	(20.74)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	63.58	3,822,966	1.25%	1.83%	(10.45)%
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	30.25	4,313,122	1.25%	3.96%	(5.41)%
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	17.61	4,450,540	1.25%	3.61%	(6.38)%
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	31.64	5,147,031	1.25%	3.93%	(7.02)%
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	19.34	6,289,617	1.25%	3.92%	(7.77)%
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	33.11	3,061,877	1.25%	3.81%	(8.49)%
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	20.70	3,241,450	1.25%	3.52%	(9.05)%
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	33.29	2,489,313	1.25%	3.76%	(9.04)%
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	13.30	2,237,503	1.25%	3.09%	(3.20)%
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	10.70	5,459,396	1.25%	2.68%	(1.29)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	38.53	1,881,484	1.25%	1.05%	(5.68)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	23.42	736,777	1.25%	0.49%	(13.67)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21.08	881,819	1.25%	0.88%	(10.45)%
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	12.19	445,962	1.25%	1.85%	(6.52)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	22.38	305,280	1.25%	0.23%	(8.43)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	11.61	925,644	1.25%	0.81%	(1.36)%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	26.14 to 40.70	30,307,443	0.95% to 1.65%	0.00%	(8.59%) to (7.96%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	18.36 to 36.67	465,470,767	0.00% to 1.65%	1.66%	(8.82%) to (8.17%)
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.